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                         VIA EDGAR
                         ---------

CHRISTOPHER A. MARTIN
Counsel
PHONE:  (314) 444-0499
Fax:    (314) 444-0510



                        May 6, 1999




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                    RE:  SECURITY EQUITY LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT 13
                         FILE NOS. 33-88524 & 811-8938

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), Security Equity Life Insurance Company Separate Account 13 (the "Registrant") hereby certifies that: (i) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 5 to the Registrant's Registration Statement, and (ii) the text of Post-Effective Amendment No. 5 was filed electronically via EDGAR.

If you have any questions regarding this filing, please call me at
(314) 444-0499.

                              Sincerely,

                              /s/ Christopher A. Martin

                              Christopher A. Martin